UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                        NUMBER OF SHARES           VALUE
---------------------------------                        ----------------      --------------
COMMON STOCK
CANADA -- 4.1%
   Manulife Financial Corp.                                     1,594,894      $   27,270
   Precision Drilling Trust                                     2,302,259          19,058
   TELUS Corp., Class A                                           890,184          25,538
                                                                               ----------
                                                                                   71,866
                                                                               ----------
FRANCE -- 14.5%
   AXA SA                                                       1,985,648          44,776
   BNP Paribas SA                                                 390,679          16,942
   Electricite de France                                          430,942          25,181
   France Telecom SA                                            1,411,706          39,530
   Sanofi-Aventis SA                                              425,532          27,344
   Technip SA                                                   1,576,885          48,641
   Vinci SA                                                     1,243,752          52,729
                                                                               ----------
                                                                                  255,143
                                                                               ----------
GERMANY -- 11.4%
   Bayer AG                                                       471,424          27,596
   Deutsche Post AG                                             1,431,647          24,327
   E.ON AG                                                      1,190,298          46,956
   Linde AG                                                       369,171          31,128
   Siemens AG                                                     918,314          69,454
                                                                               ----------
                                                                                  199,461
                                                                               ----------
GREECE -- 1.9%
   OPAP SA                                                      1,160,319          33,547
                                                                               ----------
HONG KONG -- 1.0%
   Yue Yuen Industrial Holdings Ltd.                            8,798,033          17,468
                                                                               ----------
IRELAND -- 3.1%
   Allied Irish Banks PLC                                       3,071,181           7,514
   C&C Group PLC                                                5,830,133          11,874
   CRH PLC                                                      1,051,094          27,150

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                        NUMBER OF SHARES           VALUE
---------------------------------                        ----------------      --------------
IRELAND - (CONTINUED)
   Smurfit Kappa Group PLC                                      3,012,955      $    7,551
                                                                               ----------
                                                                                   54,089
                                                                               ----------
ITALY -- 1.4%
   UniCredito Italiano SpA                                      9,351,746          23,887
                                                                               ----------
JAPAN -- 16.2%
   Fanuc Ltd.                                                     617,900          44,257
   Honda Motor Co. Ltd.                                         1,513,300          32,210
   Mitsubishi Gas Chemical Co. Inc.                             6,057,000          24,836
   Mitsubishi UFJ Financial Group Inc.                          5,848,400          36,734
   Sankyo Co. Ltd.                                                625,700          31,545
   Shin-Etsu Chemical Co. Ltd.                                    528,300          24,366
   Sony Financial Holdings Inc.                                    12,000          45,767
   Tokyo Electron Ltd.                                          1,288,300          45,323
                                                                               ----------
                                                                                  285,038
                                                                               ----------
NETHERLANDS -- 13.6%
   Akzo Nobel NV                                                1,269,663          52,613
   ASML Holding NV                                              1,992,656          36,088
   ING Groep NV                                                 2,696,206          29,812
   Koninklijke Philips Electronics NV                           1,827,277          36,397
   Reed Elsevier NV                                             2,049,551          24,481
   TNT NV                                                       2,153,634          42,029
   Unilever NV                                                    732,382          17,834
                                                                               ----------
                                                                                  239,254
                                                                               ----------
NORWAY -- 1.2%
   Aker Kvaerner ASA                                            3,235,250          21,582
                                                                               ----------
SOUTH KOREA -- 2.2%
   Hyundai Heavy Industries(1)                                    236,524          38,595
                                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                        NUMBER OF SHARES           VALUE
---------------------------------                        ----------------      --------------
SPAIN -- 2.6%
   Telefonica SA                                                1,993,645      $   45,209
                                                                               ----------
SWEDEN -- 3.6%
   Atlas Copco AB, Class A                                      2,584,797          23,006
   Telefonaktiebolaget LM Ericsson, Class B                     5,112,502          40,320
                                                                               ----------
                                                                                   63,326
                                                                               ----------
SWITZERLAND -- 4.6%
   Compagnie Financiere Richemont SA                              265,830           5,056
   Credit Suisse Group                                            501,276          14,022
   UBS AG(1)                                                    1,541,014          22,380
   Zurich Financial Services AG                                   180,697          39,407
                                                                               ----------
                                                                                   80,865
                                                                               ----------
UNITED KINGDOM -- 18.3%
   Aviva PLC                                                    5,075,675          29,174
   BAE Systems PLC                                              6,719,160          37,092
   British Airways PLC                                          4,234,580          11,353
   British American Tobacco PLC                                 1,769,969          46,836
   HSBC Holdings PLC                                            2,584,415          25,649
   Michael Page International PLC                                 585,774           1,867
   Rio Tinto PLC                                                1,071,419          24,156
   Royal Bank of Scotland Group PLC                            15,483,807          11,562
   Royal Dutch Shell PLC, Class B                               1,850,028          47,569
   Stolt-Nielsen SA                                               980,670          10,144
   Unilever PLC                                                 1,301,493          30,325
   Vodafone Group PLC                                          21,905,589          45,499
                                                                               ----------
                                                                                  321,226
                                                                               ----------
TOTAL COMMON STOCK
   (COST $2,573,930) -- 99.7%                                                   1,750,556
                                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                        NUMBER OF SHARES           VALUE
---------------------------------                        ----------------      --------------
CASH EQUIVALENT
   Fidelity Institutional Money Market Funds -
   Treasury Only Portfolio, 0.390%**                              947,456      $      947
                                                                               ----------
TOTAL CASH EQUIVALENT
   (COST $947) -- 0.1%                                                                947
                                                                               ----------
TOTAL INVESTMENTS -- 99.8%
   (COST $2,574,877)                                                            1,751,503
                                                                               ----------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                        4,375
                                                                               ----------
NET ASSETS -- 100.0%                                                           $1,755,878
                                                                               ==========

*    Except for share data.

** The rate shown represents the 7-day effective yield as of December 31, 2008.

(1)  Non-income producing security.

At December 31, 2008, the tax basis cost of the Fund's investments was $2,574,877 and the unrealized appreciation and depreciation were $69,305 and $(892,679), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on October 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at December 31, 2008:

 LEVEL 1     LEVEL 2 +   LEVEL 3      TOTAL
---------   ----------   -------   ----------
 $77,869    $1,673,634     $--     $1,751,503

+ Represents securities trading primarily outside the United States the values of which were adjusted as a result of significant market movements following the close of local trading.

CCM-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Causeway Capital Management Trust


By (Signature and Title)*               /s/ Turner Swan
                                        -----------------------------------
                                        Turner Swan, President

Date: February 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Turner Swan
                                        -----------------------------------
                                        Turner Swan, President


Date: February 23, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        -----------------------------------
                                        Michael Lawson, Treasurer


Date: February 23, 2009

* Print the name and title of each signing officer under his or her signature.